UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07418

Name of Fund:	Legg Mason Global Trust, Inc.
Fund Address:	100 Light Street
Baltimore, MD 21202

Name and address of agent for service:	Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 Stamford Place
Stamford, CT 06902

Registrant’s telephone number, including area code:	(410) 539-0000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2009

Item 1 – Schedule of Investments

Quarterly Report to Shareholders	1

Portfolio of Investments

Emerging Markets Trust

March 31, 2009 (Unaudited)

	Shares/Par	Value
Common Stocks and Equity Interests — 91.8%

Bermuda — 0.1%
Ports Design Ltd.	306,000	$355,025	A

Brazil — 13.7%
Banco Bradesco SA - ADR	317,200	3,140,280
Banco Panamericano SA	225,200	282,508
BM&F BOVESPA SA	247,400	754,953
Brascan Residential Properties SA	141,300	119,603
Camargo Correa Desenvolvimento Imobiliario SA	120,600	105,222
Centrais Eletricas Brasileiras SA	77,900	876,470
Companhia Energetica de Minas Gerais - ADR	50,100	740,478
Companhia Siderurgica Nacional SA (CSN) - ADR	65,800	976,472
Companhia Vale do Rio Doce, ADR	34,400	457,520
Companhia Vale do Rio Doce (CVRD) - ADR	778,000	8,775,840
Cyrela Brazil Realty SA	43,300	172,542
EDP - Energias do Brasil SA	40,100	422,105
Gafisa SA - ADR	85,500	854,145
Gerdau SA - ADR	228,600	1,250,442
Itau Unibanco Banco Multiplo SA - ADR	513,480	5,586,662
Localiza Rent a Car SA	323,800	1,139,888
Marfrig Frigorificos e Comercio de Alimentos SA	43,300	144,161	B
Metalfrio Solutions SA	247,900	430,429	C
PDG Realty SA Empreendimentos e Participacoes	67,900	381,390
Petroleo Brasileiro SA - ADR	28,300	862,301
Petroleo Brasileiro SA - ADR	522,900	12,811,050
Sul America SA	70,600	612,914
Suzano Papel e Celulose SA	159,500	726,967	B
Totvs SA	24,334	430,433
Tractebel Energia SA	26,800	200,091
Usinas Siderurgicas de Minas Gerais SA	38,675	444,878
Vivo Participacoes SA - ADR	71,500	933,075

		43,632,819

Cayman Islands — 1.4%
China High Speed Transmission Equipment Group Co. Ltd.	786,200	1,129,614	A
Golden Eagle Retail Group Ltd.	904,000	596,573	A
Soho China Ltd.	867,900	349,479	A
Tencent Holdings Ltd.	310,400	2,310,398	A

		4,386,064

Chile — 0.9%
Compania Cervecerias Unidas SA - ADR	53,300	1,497,730
Empresa Nacional de Electricidad SA	20,100	753,750
Enersis SA	46,500	702,150

		2,953,630

China — 14.7%
Anhui Expressway Co. Ltd.	866,000	388,217	A
Bank of China Ltd.	6,774,000	2,255,741	A
Chaoda Modern Agriculture Ltd.	4,379,596	2,608,936	A
China Bluechemical Ltd.	270,000	147,526

	Shares/Par	Value
Common Stocks and Equity Interests — Continued

China — Continued
China Construction Bank Corp.	4,414,100	$2,506,825	A
China Life Insurance Co. Ltd.	1,368,000	4,500,852	A
China Merchants Bank Co. Ltd.	259,000	450,700	A
China Mobile Ltd.	1,198,000	10,452,386	A
China National Building Material Co. Ltd.	918,000	1,360,365	A
China Overseas Land and Investment Ltd.	804,960	1,263,811	A
China Petroleum and Chemical Corp. (Sinopec)	1,700,000	1,090,634	A
China Railway Construction Corp.	1,392,000	1,818,208	A,B
China Railway Group Ltd.	1,293,000	754,449	A,B
China South Locomotive and Rolling Stock Corp. Ltd.	2,794,100	1,276,623	A,B
China Telecom Corp. Ltd.	978,000	406,513	A
China Yurun Food Group Ltd.	2,322,000	2,960,321	A
Dongfeng Motor Group Co. Ltd.	3,782,000	1,977,516	A
Hengan International Group Co. Ltd.	96,000	385,889	A
Huadian Power International Co. Ltd.	660,000	149,924	A
Huaneng Power International Inc.	2,276,000	1,529,816	A
Industrial and Commercial Bank of China - Class H	5,425,800	2,808,431	A
Maanshan Iron & Steel Co. Ltd.	1,362,000	489,762	A
PetroChina Co. Ltd.	2,498,000	1,984,652	A
Sinofert Holdings Ltd.	1,812,000	797,538	A
Weichai Power Co. Ltd.	254,000	551,378	A
Zhaojin Mining Industry Co. Ltd.	431,500	612,596	A
Zhejiang Expressway Co. Ltd.	1,236,000	910,871	A
Zhuzhou CSR Times Electric Co. Ltd.	288,000	292,868	A

		46,733,348

Czech Republic — 1.0%
CEZ AS	65,700	2,330,816	A
Telefonica O2 Czech Republic AS	48,600	956,189	A

		3,287,005

Egypt — 0.4%
Egyptian Co. for Mobile Services	26,500	693,840	A
Orascom Construction Industries - GDR	15,300	717,945	A

		1,411,785

Hong Kong — 1.7%
China Agri-Industries Holdings Ltd.	1,304,000	620,996	A,B
CNOOC Ltd.	1,919,000	1,910,114	A
Denway Motors Ltd.	7,366,000	2,852,052	A

		5,383,162

India — 5.6%
Bajaj Auto Ltd.	1,000	5,645
Bank of India	270,900	1,182,397	A
Bharat Heavy Electricals Ltd.	75,111	2,249,288	A
Bharat Petroleum Corp. Ltd.	104,700	771,745	A
Canara Bank Ltd.	233,800	766,673	A
HDFC Bank Ltd.	47,100	918,151	A
Hero Honda Motors Ltd.	31,180	661,154	A
Hindustan Petroleum Corp. Ltd.	132,000	688,317	A
Infosys Technologies Ltd.	47,800	1,251,262	A
Kotak Mahindra Bank Ltd.	30,000	166,107	A
Maruti Udyog Ltd.	37,787	584,636	A

	Shares/Par	Value
Common Stocks and Equity Interests — Continued

India — Continued
NTPC Ltd.	54,800	$195,351	A
Opto Circuits India Ltd.	243,015	486,680	A
Oriental Bank Of Commerce	296,300	640,415	A
Power Finance Corp.	399,360	1,144,445	A
Reliance Industries Ltd.	115,125	3,441,930	A
State Bank of India	103,842	2,177,519	A
The Great Eastern Shipping Co. Ltd.	125,660	476,095	A

		17,807,810

Indonesia — 1.3%
PT Astra International Tbk	1,212,000	1,508,060	A
PT Bank Rakyat Indonesia	3,082,000	1,121,469	A
PT Perusahaan Gas Negara	5,246,000	984,200	A
PT Telekomunikasi Indonesia	803,500	525,551	A

		4,139,280

Israel — 1.2%
Teva Pharmaceutical Industries Ltd. - ADR	87,400	3,937,370

Kazakhstan — 0.6%
Kazakhstan Kagazy PLC - GDR	324,000	16,200	B,C,D
KazMunaiGas Exploration Production - GDR	122,680	1,827,932

		1,844,132

Malaysia — 0.1%
British American Tobacco Malaysia Bhd	25,200	315,038	A

Mexico — 5.0%
Alsea SA de CV	1,431,022	415,727	B
America Movil SA de CV	2,231,093	3,042,077
America Movil SA de CV - ADR	186,500	5,050,420
Cemex SA de CV - ADR	191,000	1,193,750	B
Coca-Cola Femsa SA de CV - ADR	12,900	439,374
Corporacion GEO SA de CV	937,900	948,010	B
Fomento Economico Mexicano SA de CV - ADR	40,600	1,023,526
Grupo Financiero Banorte SA de CV - Class O	827,300	1,098,779
Grupo Televisa SA - ADR	163,000	2,223,320
Mexichem SA de CV	582,300	409,534

		15,844,517

Pakistan — 0.5%
Fauji Fertilizer Co. Ltd.	1,462,948	1,581,504	A

Peru — 0.2%
Cia de Minas Buenaventura SA - ADR	32,700	784,146

Philippines — 0.4%
Manila Water Co. Inc.	1,021,800	232,928	A
Philippine Long Distance Telephone Co.	22,400	1,003,253	A

		1,236,181

Poland — 0.4%
Telekomunikacja Polska SA	219,300	1,183,581	A

Russia — 7.2%
CTC Media Inc.	81,200	370,272	B
Gazprom	349,200	1,367,917	A

	Shares/Par	Value
Common Stocks and Equity Interests — Continued

Russia — Continued
Gazprom - ADR	454,400	$6,675,436	A
LUKOIL - ADR	133,700	5,013,750
Mobile Telesystems OJSC - ADR	175,200	5,241,984
NovaTek OAO - GDR	66,600	1,531,800	D
Vimpel-Communications - ADR	382,200	2,499,588

		22,700,747

South Africa — 8.4%
ABSA Group Ltd.	264,700	2,695,088	A
Adcock Ingram Holdings Ltd.	92,500	350,870	A,B
Aspen Pharmacare Holding Ltd.	385,429	1,852,990	A,B
Discovery Holdings Ltd.	301,500	797,188	A
Gold Fields Ltd.	151,800	1,704,439	A
Harmony Gold Mining Co. Ltd.	176,900	1,910,331	A,B
Impala Platinum Holdings Ltd.	90,600	1,517,695	A
Liberty Holdings Ltd.	16,400	109,168	A
Massmart Holdings Ltd.	168,200	1,235,361	A
Mr. Price Group Ltd.	500,700	1,281,536	A
MTN Group Ltd.	386,166	4,275,921	A
Murray and Roberts Holdings Ltd.	105,370	451,622	A
Remgro Ltd.	125,300	892,405	A
Sasol Ltd.	60,800	1,763,520	A
Shoprite Holdings Ltd.	285,800	1,527,134	A
Telkom SA Ltd.	121,500	1,351,169	A
Tiger Brands Ltd.	102,200	1,461,090	A
Truworths International Ltd.	417,000	1,413,819	A

		26,591,346

South Korea — 14.4%
Hyundai Heavy Industries Co. Ltd.	5,000	712,645	A
Hyundai Marine and Fire Insurance Co. Ltd.	120,620	1,098,338	A,B
Hyundai Mobis	69,700	4,073,963	A
Hyundai Securities Co. Ltd.	188,800	1,569,702	A
KB Financial Group Inc. - ADR	36,500	885,125	B
Korea Zinc Co. Ltd.	12,580	1,048,908	A
KT Corp.	71,590	1,986,147	A
KT&G Corp.	32,130	1,769,424	A
LG Chem Ltd.	17,060	1,078,177	A
LG Corp.	48,040	1,720,337	A
LG Electronics Inc.	32,912	2,187,768	A
LG.Philips LCD Co. Ltd.	109,300	2,230,505	A
LIG Non-Life Insurance Co. Ltd.	68,500	666,673	A
LS Industrial Systems Co. Ltd.	22,200	871,594	A
NCsoft Corp.	12,240	827,792	A
NHN Corp.	9,180	1,008,865	A,B
Nong Shim Co. Ltd.	4,800	746,523	A
POSCO	10,450	2,776,393	A
Samsung Electronics Co. Ltd.	24,575	10,149,751	A
Samsung Engineering Co. Ltd.	36,679	1,543,864	A
Samsung Heavy Industries Co. Ltd.	94,000	1,754,119	A
SK Energy Co. Ltd.	29,800	1,901,886	A
SK Holdings Co. Ltd.	8,160	637,979	A
SK Telecom Co., Ltd.	9,660	1,341,629	A

	Shares/Par	Value
Common Stocks and Equity Interests — Continued

South Korea — Continued
Woongjin Coway Co. Ltd.	47,150	$1,022,811	A

		45,610,918

Taiwan — 8.7%
China Life Insurance Co. Ltd	1,597,350	522,532	A,B
Chunghwa Telecom Co. Ltd.	1,120,048	2,042,974	A
Chunghwa Telecom Co. Ltd. - ADR	52,852	963,494
Compal Electronics Inc.	982,000	706,441	A
Formosa Plastics Corp.	375,000	565,938	A
High Tech Computer Corp.	196,900	2,437,615	A
Hon Hai Precision Industry Co. Ltd.	1,188,384	2,695,955	A
MediaTek Inc.	101,000	956,268	A
Novatek Microelectronics Corp. Ltd.	338,000	515,337	A
Quanta Computer Inc.	2,709,000	3,431,468	A
Radiant Opto-Electronics Corp.	775,000	678,862	A
Realtek Semiconductor Corp.	168,000	221,498	A
Siliconware Precision Industries Co. - ADR	187,068	1,084,994
Taiwan Cement Corp.	2,206,000	1,823,715	A
Taiwan Mobile Co. Ltd.	442,609	641,186	A
Taiwan Semiconductor Manufacturing Co. Ltd.	4,007,673	6,102,511	A
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	252,650	2,261,218

		27,652,006

Thailand — 1.5%
Banpu Public Company Limited	49,600	302,832	A
BEC World Public Company Limited	1,368,600	717,271
Charoen Pokphand Foods Public Company Limited	6,371,300	581,657
PTT Exploration and Production Public Company Limited	238,100	652,444
Siam Cement Public Company Limited	84,600	234,939	A
Siam Commercial Bank Public Company Limited	1,059,000	1,626,247
The Siam Cement Public Company Limited - ADR	178,000	496,688	A

		4,612,078

Turkey — 2.4%
Tupras-Turkiye Petrol Rafinerileri AS	144,300	1,453,242	A
Turkcell Iletisim Hizmet AS	296,200	1,450,399	A
Turkiye Garanti Bankasi AS	1,256,600	1,788,909	A,B
Turkiye Halk Bankasi AS	385,300	845,810	A
Turkiye Is Bankasi	302,800	683,067	A
Yapi ve Kredi Bankasi AS	1,296,100	1,336,897	A,B

		7,558,324

Total Common Stocks and Equity Interests (Cost — $365,270,924)		291,541,816
Preferred Stocks — 2.4%

Brazil — 2.4%
Banco Itau Holding Financeira SA	55,750	620,722
Bradespar SA	132,200	1,299,189
Companhia de Transmissao de Energia Eletrica Paulista	25,500	536,289
Itausa - Investimentos Itau SA	838,523	2,900,935
Metalurgica Gerdau SA	127,400	934,589
Usinas Siderurgicas de Minas Gerais SA	97,600	1,249,788

Total Preferred Stocks (Cost — $14,350,706)		7,541,512

	Shares/Par		Value
Warrants — 1.8%

China — 0.5%
Qinghai Salt Lake Industrial Group Co.	179,340	wts	$1,501,506	B

Netherlands — 1.3%
BNP Paribas	1,959,100		2,135,811	B
Fujian Septwolves Industry Co. Ltd.	410,900		728,772	B
Hubei Chutian Expressway Co. Ltd.	1,038,800		741,807	B
Shandong Gold Mining Co. Ltd.	50,100		588,440	B

			4,194,830

Total Warrants (Cost — $4,130,834)			5,696,336
Repurchase Agreements — 2.7%
Goldman Sachs & Co. 0.10%, dated 3/31/09, to be repurchased at $4,270,199 on 4/1/09 (Collateral: $3,960,000 Federal Home Loan Bank Bonds, 4.750%, due 12/16/16, value $4,375,619)	4,270,187		$4,270,187
JPMorgan Chase & Co. 0.12%, dated 3/31/09, to be repurchased at $4,270,202 on 4/1/09 (Collateral: $4,250,000 Federal Farm Credit Bank Bonds, 5.000%, due 4/3/18, value $4,356,174)	4,270,188		4,270,188

Total Repurchase Agreements (Cost — $8,540,375)			8,540,375
Total Investments — 98.7% (Cost — $392,292,839)E			313,320,039
Other Assets Less Liabilities — 1.3%			4,211,508

Net Assets — 100.0%			$317,531,547

A	Security is valued in good faith at fair value by or under the direction of the Board of Directors.
B	Non-income producing.
C	Illiquid security valued at fair value under the procedures approved by the Board of Directors.
D	Rule 144a Security - A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 0.49% of net assets.
E	Aggregate cost for federal income tax purposes is substantially the same as book cost. At March 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$12,918,827
Gross unrealized depreciation	(91,891,627)

Net unrealized depreciation	$(78,972,800)

ADR    — American Depositary Receipt

GDR    — Global Depositary Receipt

Net Asset Value Per Share:

Class A	$11.35

Class C	$11.33

Financial Intermediary	$11.57

Institutional Class	$11.60

Institutional Select	$11.61

Industry Diversification

March 31, 2009 (Unaudited)

	% of Net Assets	Value		% of Net Assets	Value

Air Freight and Logistics	0.1%	$476,095	Insurance	3.0%	$9,452,110
Auto Components	1.3	4,073,963	Internet Software and Services	1.3	4,275,531
Automobiles	2.4	7,589,063	IT Services	0.4	1,251,262
Beverages	0.9	2,960,630	Machinery	1.4	4,294,765
Capital Markets	0.5	1,569,702	Media	1.0	3,310,863
Chemicals	1.3	4,170,683	Metals and Mining	8.4	26,821,428
Commercial Banks	12.7	40,455,161	Multiline Retail	0.2	596,573
Computer and Peripherals	2.1	6,575,524	Oil, Gas and Consumable Fuels	14.5	46,051,502
Construction and Engineering	1.6	4,834,466	Paper and Forest Products	0.2	743,167
Construction Materials	1.6	5,109,457	Personal Products	0.1	385,889
Diversified Financial Services	0.6	1,813,465	Pharmaceuticals	1.9	6,141,230
Diversified Telecommunication Services	3.8	11,915,206	Real Estate Management and Development	0.5	1,613,290
Electric Utilities	1.8	5,608,308	Road and Rail	0.4	1,139,888
Electrical Equipment	1.4	4,543,364	Semiconductors and Semiconductor Equipment	7.1	22,515,677
Electronic Equipment, Instruments & Components	1.6	4,926,460	Software	0.4	1,258,225
Food and Staples Retailing	0.9	2,762,495	Specialty Retail	0.8	2,695,355
Food Products	2.9	9,123,684	Textiles, Apparel and Luxury Goods	0.3	1,083,797
Gas Utilities	0.3	984,200	Tobacco	0.7	2,084,462
Health Care Equipment and Supplies	0.2	486,680	Transportation Infrastructure	0.6	2,040,895
Hotels, Restaurants and Leisure	0.1	415,727	Water Utilities	0.1	232,928
Household Durables	2.0	6,221,920	Wireless Telecommunication Services	10.7	34,126,170
Independent Power Producers and Energy Traders	0.9	2,828,932	Repurchase Agreements	2.7	8,540,375

Industrial Conglomerates	1.0	3,219,472	Total Investment Portfolio	98.7	313,320,039
			Other Assets Less Liabilities	1.3	4,211,508

			Net Assets	100.0	$317,531,547

Quarterly Report to Shareholders	1

Portfolio of Investments

International Equity Trust

March 31, 2009 (Unaudited)

	Shares/Par	Value
Common Stocks and Equity Interests — 96.8%

Australia — 3.9%
Amcor Limited	317,024	$982,126	A
BHP Billiton Ltd.	240,550	5,360,414	A
Coca-Cola Amatil Ltd.	368,450	2,222,193	A
Commonwealth Bank of Australia	103,250	2,500,472	A
CSL Ltd/Australia	59,050	1,335,823	A
Goodman Fielder Ltd.	92,617	67,433	A
Telstra Corp. Ltd.	796,100	1,776,979	A
Westpac Banking Corp.	228,050	3,035,013	A

		17,280,453

Austria — 0.2%
Voestalpine AG	76,300	998,399	A

Belgium — 0.3%
Colruyt SA	5,500	1,260,401	A

Bermuda — 0.2%
Jardine Matheson Holdings Ltd.	52,000	947,022	A

Canada — 1.5%
Bombardier Inc.	384,000	894,013
Canadian National Railway Co.	34,400	1,231,296
CGI Group Inc.	237,100	1,911,370	B
Fairfax Financial Holdings Ltd.	10,800	2,788,090

		6,824,769

Cayman Islands — 0.3%
Tencent Holdings Ltd.	178,200	1,326,395	A

China — 0.3%
China Life Insurance Co. Ltd.	391,000	1,286,428	A

Denmark — 0.3%
Trygvesta A/S	23,250	1,178,585	A

Finland — 1.0%
Nokia Oyj	263,154	3,076,516	A
Sampo Oyj	99,300	1,466,609	A

		4,543,125

France — 8.8%
Air Liquide SA	22,300	1,809,163	A
BNP Paribas	91,900	3,782,532	A
CNP Assurances	37,200	2,351,538	A
Compagnie de Saint-Gobain	48,300	1,349,809	A
Credit Agricole SA	229,600	2,523,288	A
Essilor International SA	33,400	1,289,720	A
France Telecom SA	78,600	1,784,952	A
GDF Suez	99,240	3,407,343	A
Lagardere SCA	42,200	1,180,983	A
Neopost SA	28,100	2,174,424	A
Sanofi-Aventis	117,000	6,556,635	A
Thales SA	18,100	685,179	A

	Shares/Par		Value
Common Stocks and Equity Interests — Continued

France — Continued
Total SA	126,000		$6,240,381	A
Vivendi	144,400		3,810,119	A

			38,946,066

Germany — 5.1%
BASF AG	31,400		951,871	A
Deutsche Telekom AG	167,550		2,081,477	A
E.ON AG	131,050		3,642,740	A
Fresenius Medical Care AG and Co.	65,900		2,558,826	A
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe)	27,850		3,396,929	A
RWE AG	43,551		3,057,611	A
SAP AG	90,550		3,211,180	A
Siemens AG	50,600		2,893,679	A
Wacker Chemie AG	11,400		947,578	A

			22,741,891

Greece — 1.1%
OPAP SA	158,860		4,192,165	A
Public Power Corp. SA (PPC)	48,690		866,826

			5,058,991

Hong Kong — 1.5%
BOC Hong Kong Holdings Ltd.	1,984,000		2,035,893	A
HongKong Electric Holdings Ltd.	432,000		2,580,860	A
Hutchison Whampoa Ltd.	424,000		2,087,780	A

			6,704,533

Ireland — 0.8%
CRH PLC	22,657	rts	492,987	B
CRH PLC	79,300		1,703,276	A
Kerry Group PLC	62,300		1,260,045	A

			3,456,308

Italy — 2.6%
Alleanza Assicurazioni SpA	258,700		1,456,091	A
Enel SpA	189,500		907,628	A
ENI SpA	247,254		4,753,867	A
Fondiaria-Sai SpA	54,900		641,914	A
Lottomatica SpA	137,300		2,257,423	A
Prysmian SpA	170,908		1,699,379	A

			11,716,302

Japan — 19.3%
Bank of Yokohama Ltd.	371,000		1,594,399	A
Benesse Corp.	30,100		1,107,798	A
Central Japan Railway Co.	25		140,615	A
Daito Trust Construction Co. Ltd.	54,100		1,814,047	A
East Japan Railway Co.	38,500		2,003,687	A
Fukuoka Financial Group Inc.	1,080,000		3,323,536	A
Hitachi Ltd.	247,000		678,558	A
Japan Tobacco Inc.	669		1,787,190	A
JGC Corp.	255,000		2,898,601	A
JS Group Corp.	84,600		947,453	A

	Shares/Par	Value
Common Stocks and Equity Interests — Continued

Japan — Continued
KDDI Corp.	238	$1,123,414	A
Lawson Inc.	63,300	2,611,252	A
Mitsubishi Tanabe Pharma Corp.	51,000	502,754	A
Mitsui Fudosan Co. Ltd.	175,000	1,920,129	A
Namco Bandai Holdings Inc.	345,700	3,452,634	A
NGK Insulators Ltd.	209,000	3,260,270	A
Nippon Electric Glass Co. Ltd.	394,000	2,799,037	A
Nippon Mining Holdings Inc.	641,500	2,589,128	A
Nippon Oil Corp.	613,000	3,064,921	A
Nippon Telegraph and Telephone Corp.	108,600	4,126,020	A
NTT Data Corp.	1,356	3,718,911	A
Osaka Gas Co. Ltd.	93,000	290,175	A
Promise Co. Ltd.	155,800	2,464,224	A
Rakuten Inc.	4,082	1,952,430	A
Sankyo Co. Ltd.	42,000	1,818,490	A
Sega Sammy Holdings Inc.	230,000	2,028,878	A
Seven and I Holdings Co. Ltd.	68,600	1,515,058	A
Showa Shell Sekiyu K.K.	294,100	2,706,980	A
Sumitomo Metal Industries Ltd.	896,000	1,822,238	A
Suzuken Co. Ltd.	11,800	307,916	A
Takeda Pharmaceutical Co. Ltd.	137,100	4,755,900	A
The Gunma Bank Ltd.	233,000	1,267,466	A
The Tokyo Electric Power Co. Inc.	149,100	3,723,070	A
Tohoku Electric Power Co. Inc.	55,200	1,212,763	A
Tokyo Gas Co. Ltd.	1,421,000	4,964,328	A
Toppan Printing Co. Ltd.	514,000	3,528,648	A
Toyota Motor Corp.	82,375	2,642,797	A
Yahoo! Japan Corp.	10,813	2,859,093	A

		85,324,808

Luxembourg — 0.5%
SES	108,600	2,069,439	A

Netherlands — 3.9%
Akzo Nobel N.V.	54,800	2,073,600	A
Koninklijke (Royal) KPN N.V.	200,400	2,676,278	A
Koninklijke Ahold N.V.	442,000	4,832,244	A
Unilever N.V.	269,400	5,318,444	A
Wolters Kluwer N.V.	139,000	2,253,525	A

		17,154,091

Norway — 0.8%
Yara International ASA	150,600	3,308,174	A

Portugal — 1.7%
EDP - Energias de Portugal SA	1,093,500	3,793,015	A
Portugal Telecom SGPS SA	508,529	3,935,841	A

		7,728,856

Russia — 0.2%
Gazprom - ADR	44,500	653,734	A

Singapore — 0.2%
Olam International Ltd.	1,133,000	1,088,401	A

	Shares/Par		Value
Common Stocks and Equity Interests — Continued

South Korea — 0.6%
Hyundai Mobis	25,220		$1,474,108	A
LG Electronics Inc.	18,910		1,257,009	A

			2,731,117

Spain — 5.9%
Banco Bilbao Vizcaya Argentaria SA	507,527		4,119,128	A
Banco Santander Central Hispano SA	396,800		2,724,466	A
Corporacion Financiera Alba SA	35,000		1,314,578	A
Indra Sistemas SA	249,900		4,810,848	A

Mapfre SA	1,025,000	rts	13,599	B
Mapfre SA	1,025,000		2,245,429	A
Red Electrica de Espana	86,400		3,368,077	A
Telefonica SA	374,025		7,459,636	A

			26,055,761

Sweden — 3.4%
Alfa Laval AB	343,000		2,593,918	A
Hennes and Mauritz AB	32,650		1,222,432	A

Nordea Bank AB	5,163,400	rts	589,011	B
Nordea Bank AB	469,400		2,337,864	A
Securitas AB	396,600		2,883,355	A
Svenska Handelsbanken AB	197,000		2,778,327	A
Telefonaktiebolaget LM Ericsson	317,000		2,569,489	A

			14,974,396

Switzerland — 10.4%
Actelion Ltd.	52,000		2,370,177	A,B
Aryzta AG	46,528		1,086,726	A,B
Baloise Holding AG	42,100		2,682,947	A
Compagnie Financiere Richemont SA	105,900		1,646,284	A
Lonza Group AG	30,600		3,019,752	A
Nestle SA	338,240		11,428,668	A
Novartis AG	193,300		7,282,761	A
Roche Holding AG	56,850		7,791,160	A
SGS SA	5,300		5,552,814	A
Syngenta AG	15,850		3,180,703	A

			46,041,992

United Kingdom — 21.5%
Admiral Group PLC	197,300		2,402,342	A
Amec PLC	242,500		1,841,346	A
AstraZeneca PLC	185,000		6,552,250	A
BG Group PLC	392,270		5,936,802	A
BHP Billiton PLC	179,200		3,542,679	A
BP PLC	1,093,100		7,304,596	A
British American Tobacco PLC	165,692		3,830,865	A
Cable & Wireless	903,500		1,802,903	A
Cadbury PLC	308,900		2,329,478	A
Compass Group PLC	805,400		3,674,737	A
Drax Group PLC	263,300		1,944,996	A
GlaxoSmithKline PLC	622,574		9,679,323	A
HSBC Holdings PLC	501,875		2,836,861	A

	Shares/Par	Value
Common Stocks and Equity Interests — Continued

United Kingdom — Continued
Inmarsat PLC	222,000	$1,556,948	A
International Power PLC	824,200	2,466,541	A
Legal & General Group PLC	1,538,600	955,648	A
Next PLC	57,800	1,088,391	A
Petrofac Ltd.	238,500	1,824,998	A
Reckitt Benckiser Group PLC	147,000	5,524,056	A
Reed Elsevier PLC	393,600	2,820,141	A
Rio Tinto PLC	100,200	3,350,115	A
Royal Dutch Shell PLC	255,570	5,740,586	A
Royal Dutch Shell PLC - B shares	187,139	4,095,811	A
Standard Life PLC	888,800	2,116,470	A
Tesco PLC	294,428	1,407,013	A
Vodafone Group PLC	3,264,945	5,695,321	A
William Morrison Supermarkets PLC	576,700	2,107,963	A
WS Atkins PLC	149,200	1,057,570	A

		95,486,750

United States — 0.5%
Tim Hortons Inc.	78,600	2,017,284

Total Common Stocks and Equity Interests (Cost — $567,941,461)		428,904,471
Preferred Stocks — 0.3%

Germany — 0.3%
Fresenius AG	30,000	1,376,725

Total Preferred Stocks (Cost — $545,009)		1,376,725
Repurchase Agreements — 1.1%
Goldman, Sachs & Co. 0.10%, dated 3/31/09, to be repurchased at $2,391,146 on 4/1/09 (Collateral: $2,220,000 Federal Home Loan Bank Bonds, 4.750%, due 12/16/16, value $2,452,998)	2,391,139	2,391,139
JPMorgan Chase & Co. 0.12%, dated 3/31/09, to be repurchased at $2,391,147 on 4/1/09 (Collateral: $2,395,000 Federal Home Loan Bank Bonds, 4.500%, due 2/25/19, value $2,439,547)	2,391,139	2,391,139

Total Repurchase Agreements (Cost — $4,782,278)		4,782,278
Total Investments — 98.2% (Cost — $573,268,748)C		435,063,474
Other Assets Less Liabilities — 1.8%		8,103,921

Net Assets — 100.0%		$443,167,395

A	Security is valued in good faith at fair value by or under the direction of the Board of Directors.
B	Non-income producing.
C	Aggregate cost for federal income tax purposes is substantially the same as book cost. At March 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$8,209,935
Gross unrealized depreciation	(146,415,209)

Net unrealized depreciation	$(138,205,274)

ADR    — American Depositary Receipt

Net Asset Value Per Share:

Class A	$8.50

Class C	$8.49

Class R	$8.76

Financial Intermediary	$8.76

Institutional Class	$8.75

Institutional Select	$8.75

Industry Diversification

March 31, 2009 (Unaudited)

	% of Net Assets	Value		% of Net Assets	Value

Aerospace and Defense	0.4%	$1,579,192	Household Products	1.5%	$6,781,065
Auto Components	0.3	1,474,108	Independent Power Producers and Energy Traders	1.0	4,411,537
Automobiles	0.6	2,642,797	Industrial Conglomerates	1.1	4,981,459
Beverages	0.5	2,222,193	Insurance	5.6	24,982,619
Biotechnology	0.8	3,706,000	Internet and Catalog Retail	0.4	1,952,430
Building Products	0.5	2,297,262	Internet Software and Services	0.9	4,185,488
Chemicals	2.8	12,271,089	IT Services	2.4	10,441,129
Commercial Banks	8.0	35,448,256	Leisure Equipment and Products	1.6	7,300,002
Commercial Services and Supplies	1.5	6,412,003	Life Sciences Tools and Services	0.7	3,019,752
Communications Equipment	1.3	5,646,005	Machinery	1.3	5,854,188
Construction and Engineering	0.7	2,898,601	Media	2.7	12,134,207
Construction Materials	0.5	2,196,263	Metals and Mining	3.4	15,073,845
Consumer Finance	0.6	2,464,224	Multiline Retail	0.3	1,088,391
Containers and Packaging	0.2	982,126	Multi-Utilities	1.5	6,464,954
Diversified Consumer Services	0.3	1,107,798	Office Electronics	0.5	2,174,424
Diversified Financial Services	0.5	2,261,600	Oil, Gas and Consumable Fuels	9.7	43,086,806
Diversified Telecommunication Services	6.1	27,201,034	Pharmaceuticals	9.7	43,120,783
Electric Utilities	4.5	20,094,979	Professional Services	1.5	6,610,384
Electrical Equipment	0.4	1,699,379	Real Estate Management and Development	0.8	3,734,176
Electronic Equipment, Instruments & Components	0.8	3,477,595	Road and Rail	0.8	3,375,598
Energy Equipment and Services	0.8	3,666,344	Software	0.7	3,211,180
Food and Staples Retailing	3.3	14,822,332	Specialty Retail	0.3	1,222,432
Food Products	4.9	21,490,794	Textiles, Apparel and Luxury Goods	0.4	1,646,284
Gas Utilities	1.2	5,254,503	Tobacco	1.3	5,618,055
Health Care Equipment and Supplies	0.6	2,666,445	Wireless Telecommunication Services	1.5	6,818,735
Health Care Providers and Services	0.7	2,866,742	Repurchase Agreements	1.1	4,782,278

Hotels, Restaurants and Leisure	2.7	12,141,609	Total Investment Portfolio	98.2	435,063,474
			Other Assets Less Liabilities	1.8	8,103,921

			Net Assets	100.0%	$443,167,395

Investment Valuation

The Funds’ securities are valued under policies approved by and under the general oversight of the Board of Directors. The Funds’ adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the last quoted bid prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid price as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Corporation’s Board of Directors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Emerging Markets Trust

	March 31, 2009	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Investments in Securities	$313,320,039	$105,817,477	$207,502,562	-

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

International Equity Trust

	March 31, 2009	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Investments in Securities	$435,063,474	$11,085,604	$423,977,870	-

Foreign Currency Translation

Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the New York Stock Exchange, usually at 2:00 p.m. Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities for each fund.

Repurchase Agreements

Each Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the debt obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is each Fund’s policy that its custodian, acting on the Fund’s behalf, or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market daily in an effort to ensure the adequacy of the collateral. If the counterparty defaults, a fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which a fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Fund may be delayed or limited.

Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

As of March 31, 2009, the Funds did not hold any derivative instruments.

Recent Accounting Pronouncement

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Funds’ financial statement disclosures.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 – Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are effective, and that the disclosure controls and procedures are reasonably designed to ensure (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and (2) that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Trust, Inc.

By:	/s/ David R. Odenath
David R. Odenath
President, Legg Mason Global Trust, Inc.
Date: May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David R. Odenath
David R. Odenath
President, Legg Mason Global Trust, Inc.
Date: May 28, 2009

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak

Chief Financial Officer, Legg Mason Global Trust, Inc.
Date: May 28, 2009